CASH DISTRIBUTIONS AND EARNINGS PER UNIT (Tables)	6 Months Ended
Jun. 30, 2013
CASH DISTRIBUTION AND EARNINGS PER UNIT [Abstract]
Schedule Of Incentive Distribution Rights Held By General Partner

	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		Common and Subordinated Unitholders	General Partner
Minimum Quarterly Distribution	$ 0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

Schedule Of Earnings Per Share Reconciliation

	Three Month Period Ended		Six Month Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Net income	$19,511	$16,681	$35,757	$33,618
Earnings attributable to:
Common unit holders	18,671	16,348	34,143	32,946
Weighted average units outstanding (basic and diluted)
Common unit holders	65,284,163	57,260,811	64,254,881	55,884,987
Earnings per unit (basic and diluted):
Common unit holders	$0.29	$0.29	$0.53	$0.59
Earnings per unit - distributed (basic and diluted):
Common unit holders	$0.44	$0.47	$0.90	$0.91
Loss per unit - undistributed (basic and diluted):
Common unit holders	$(0.15)	$(0.18)	$(0.37)	$(0.32)